Other disclosures (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset [Member]
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil	R$ 14,163,790	R$ 10,657,125	R$ 10,851,016
Financial assets/liabilities measured at fair value through profit or loss held for trading	9,524,235	5,895,720	2,587,588
Financial assets measured at fair value through other comprehensive income	15,148,639	17,114,102	17,102,273
Financial assets/liabilities measured at amortized cost	76,408,125	75,695,229	70,283,097
Total	115,244,789	109,362,176	100,823,975
Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil
Financial assets/liabilities measured at fair value through profit or loss held for trading	4,258,857	5,376,666	21,784,041
Financial assets measured at fair value through other comprehensive income
Financial assets/liabilities measured at amortized cost	133,451,264	117,277,231	86,184,330
Total	R$ 137,710,121	R$ 122,653,897	R$ 107,968,371